Prepayments and Other Assets - Schedule of Prepayments and Other Assets (Details) - AUD ($)		Dec. 31, 2024	Dec. 16, 2024	Jun. 30, 2024	Jun. 16, 2024
Schedule of Prepayments and Other Assets [Line Items]
Prepayments and Other Assets		$ 1,587,521	$ 1,587,521	$ 95,700	$ 95,700
Prepaid Expenses [Member]
Schedule of Prepayments and Other Assets [Line Items]
Prepayments and Other Assets			33,088		33,088
Advance for equipment [Member]
Schedule of Prepayments and Other Assets [Line Items]
Prepayments and Other Assets			19,838		19,838
Prepayment [Member]
Schedule of Prepayments and Other Assets [Line Items]
Prepayments and Other Assets	[1]		1,207,683		42,774
Advance payments to vendors for supply of raw materials [Member]
Schedule of Prepayments and Other Assets [Line Items]
Prepayments and Other Assets			31,773
Other deposits [Member]
Schedule of Prepayments and Other Assets [Line Items]
Prepayments and Other Assets	[2]		$ 295,139

[1]	Prepayment majorly consist of D&O insurance
[2]	Other deposits consist of the deposit paid to Asiana Trading corporation